Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,500,008
Previously Paid Amount	0
Total Fee Amount	1,588.15
Total Offset Amount	0
Net Fee	$ 1,588.15